Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for First PEO	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Company Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (millions)	Company Selected Measure: Billings (millions) (6)
2023	$95,002	$(18,141,098)	$7,815,728	$462,588	$3,886,205	$(765,462)	$65.56	$104.76	$(106.0)	$323.8
2022	$8,007,285	$1,363,710	$0	$0	$4,116,694	$2,607,066	$228.36	$128.59	$(102.1)	$296.5
2021	$12,384,956	$39,030,956	$0	$0	$2,718,309	$9,126,950	$293.60	$122.62	$(84.6)	$232.7

Company Selected Measure Name	Billings
Named Executive Officers, Footnote [Text Block]	For fiscal year 2023, Joshua G. James served as our first principal executive officer ("PEO"), John Mellor served as our second PEO and our non-PEO named executive officers ("NEOs") were Bruce Felt, Catherine Wong and Daren Thayne. For fiscal years 2022 and 2021, Joshua G. James served as our PEO and our NEOs were Bruce Felt and Catherine Wong.
Peer Group Issuers, Footnote [Text Block]	The peer group used is the S&P 500 Information Technology Index, as used in the performance graph shown in our annual report pursuant to Item 201(e) of Regulation S-K. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on January 31, 2020 and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote [Text Block]	The following table presents a reconciliation of total compensation paid to our PEOs for the fiscal years shown in the Summary Compensation Table, further above, to the compensation actually paid to our PEOs, calculated in accordance with Item 402(v) of Regulation S-K, as reported in the Pay Versus Performance table to which this footnote relates:

	First PEO			Second PEO
	2021	2022	2023	2023
Summary Compensation Table Total(a)	$12,384,956	$8,007,285	$95,002	$7,815,728
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(11,388,000)	$(7,478,400)	$0	$(7,359,007)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$38,034,000	$5,635,200	$0	$2,952,747
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$0	$(5,545,125)	$0	$(2,162,188)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0	$0	$0	$466,764
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$0	$744,750	$78,300	$(1,251,456)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$0	$0	$(18,314,400)	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$39,030,956	$1,363,710	$(18,141,098)	$462,588
(a)     We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)    The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
	(c) In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our PEOs and NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Equity Incentive Plans” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details on the valuation assumptions used in the calculations of such amounts.
Non-PEO NEO Average Total Compensation Amount	$ 3,886,205	$ 4,116,694	$ 2,718,309
Non-PEO NEO Average Compensation Actually Paid Amount	$ (765,462)	2,607,066	9,126,950
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table presents a reconciliation of average total compensation paid to our Non-PEO NEOs for the fiscal years shown in the Summary Compensation Table, further above, to the average compensation actually paid to our Non-PEO NEOs, calculated in accordance with Item 402(v) of Regulation S-K, as reported in the Pay Versus Performance table to which this footnote relates:

	2021	2022	2023
Summary Compensation Table Total(a)	$2,718,309	$4,116,694	$3,886,205
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(1,992,900)	$(3,116,000)	$(3,275,630)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$6,655,950	$2,348,000	$1,226,009
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$962,955	$(970,397)	$(2,296,510)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0	$0	$574,825
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$782,636	$228,770	$(880,360)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$0	$0	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$9,126,950	$2,607,066	$(765,462)
(a)    We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)    The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(c)    In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our PEOs and NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock Plans” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details on the valuation assumptions used in the calculations of such amounts.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Financial Measures for Fiscal 2023
Billings
Adjusted Net Cash Flow Provided by (Used in) Operating Activities
Non-GAAP Operating Margin

Total Shareholder Return Amount	$ 65.56	228.36	293.60
Peer Group Total Shareholder Return Amount	104.76	128.59	122.62
Net Income (Loss)	$ (106,000,000.0)	$ (102,100,000)	$ (84,600,000)
Company Selected Measure Amount	323,800,000	296,500,000	232,700,000
PEO Name		Joshua G. James	Joshua G. James
Additional 402(v) Disclosure [Text Block]	Total shareholder return is calculated by assuming that a $100 investment was made at the closing of trading on January 31, 2020, the last trading day prior to the earliest fiscal year shown in the table above, and reinvesting all dividends until the last day of each reported fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Billings
Non-GAAP Measure Description [Text Block]	In our assessment, Billings is the most important financial performance measure that we used in fiscal year 2023 to link compensation actually paid to performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Cash Flow Provided by (Used in) Operating Activities
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
James [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 95,002	$ 8,007,285	$ 12,384,956
PEO Actually Paid Compensation Amount	$ (18,141,098)	1,363,710	39,030,956
PEO Name	Joshua G. James
Mellor [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,815,728	0	0
PEO Actually Paid Compensation Amount	$ 462,588	0	0
PEO Name	John Mellor
PEO [Member] | James [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(7,478,400)	(11,388,000)
PEO [Member] | James [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,635,200	38,034,000
PEO [Member] | James [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(5,545,125)	0
PEO [Member] | James [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | James [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	78,300	744,750	0
PEO [Member] | James [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,314,400)	0	0
PEO [Member] | James [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mellor [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,359,007)
PEO [Member] | Mellor [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,952,747
PEO [Member] | Mellor [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,162,188)
PEO [Member] | Mellor [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	466,764
PEO [Member] | Mellor [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,251,456)
PEO [Member] | Mellor [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mellor [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,275,630)	(3,116,000)	(1,992,900)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,226,009	2,348,000	6,655,950
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,296,510)	(970,397)	962,955
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	574,825	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(880,360)	228,770	782,636
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0